REVENUE DISAGGREGATION (Tables)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF REVENUE BY PRODUCT LINE

 Revenue by product line is as follows:

	Three Months Ended		Nine Months Ended
Product Line	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

Classic Karaoke Machines	$8,218,000	$14,636,000	$10,521,000	$17,363,000
Licensed Products	180,000	36,000	377,000	32,000
Kids Youth Electronics	379,000	297,000	546,000	451,000
Microphones and Accessories	1,500,000	806,000	3,329,000	3,543,000
Music Subscriptions	218,000	156,000	588,000	550,000
Logistics Services	127,000	-	127,000	-

Total Net Sales	$10,622,000	$15,931,000	$15,488,000	$21,939,000

Revenue by product line is as follows:

	Nine Months Ended	Fiscal Years Ended
	December 31,2023	March 31, 2023	March 31, 2022
Product Line
Karaoke Machines	$24,189,000	$28,856,000	$38,869,000
Licensed Products	549,000	95,000	1,645,000
Kids Youth Electronics	565,000	1,872,000	2,277,000
Microphones and Accessories	3,283,000	7,802,000	4,185,000
Music Subscriptions	612,000	674,000	536,000

Total Net Sales	$29,198,000	$39,299,000	$47,512,000

SCHEDULE OF REVENUE BY GEOGRAPHICAL REGION

Sales by geographic region for the periods presented are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

North America	$10,466,000	$15,378,000	$15,208,000	$21,386,000
Australia	50,000	263,000	174,000	263,000
Europe	106,000	290,000	106,000	290,000
	$10,622,000	$15,931,000	$15,488,000	$21,939,000

Revenue by geographic region is as follows:

	FOR THE NINE MONTHS ENDED	FOR THE FISCAL YEARS ENDED
	December 31, 2023	March 31, 2023	March 31, 2022
North America	$28,763,000	$38,298,000	$46,396,000
Australia	205,000	670,000	679,000
Europe and United Kingdom	226,000	331,000	359,000
All Others	4,000	-	78,000

	$29,198,000	$39,299,000	$47,512,000